Income Taxes - Reconciliation of the Unrecognized Tax Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of the unrecognized tax benefits
Balance beginning of year	$ 29	$ 44	$ 49
Reductions related to expirations of statute of limitations	(6)	(15)	(5)
Balance end of year	$ 23	$ 29	$ 44